SHAREHOLDERS' EQUITY (Schedule of Fair Value of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Risk-free interest rate, minimum	1.30%	0.80%	0.60%
Risk-free interest rate, maximum	1.80%	1.80%	1.00%
Expected life of options	4 years 9 months	4 years 9 months	4 years 9 months
Expected annual volatility, minimum	47.00%	51.00%	52.00%
Expected annual volatility, maximum	57.00%	65.00%	55.00%
Expected dividend yield
Weighted average grant-date fair value	$ 3.10	$ 2.10	$ 6.00